UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  January 31, 2013

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-103.7%

Asia-37.1%

China-6.3%
3,000,000	Evergrande Real Estate Group, Ltd.	$1,589,860
11,028,960	Franshion Properties China, Ltd.	4,067,208
2,200,000	Guangzhou R&F Properties Co., Ltd.	4,005,467
6,827,587	Kaisa Group Holdings, Ltd. (a)	2,306,558
4,800,000	Poly Property Group Co., Ltd. (a)	3,676,406
2,691,373	SOCAM Development, Ltd.	3,244,750
899,515	Soho China, Ltd.	811,900

		19,702,149

Hong Kong-1.7%
33,002,031	CSI Properties, Ltd.	1,468,100
965,000	Mandarin Oriental International, Ltd. (b)	1,621,200
550,632	The Hongkong & Shanghai Hotels, Ltd.	951,398
160,000	Wharf Holdings, Ltd.	1,412,177

		5,452,875

India-9.2%
2,290,373	Hirco PLC (b)	1,689,127
2,000,000	South Asian Real Estate PLC (a)(c)(d)(e)	17,223,961
7,240,153	Unitech Corporate Parks PLC (a)	4,047,716
1,325,831	Yatra Capital, Ltd. (b)(f)	6,039,720

		29,000,524

Indonesia-2.2%
246,285,560	PT Bakrieland Development TBK (a)	1,365,443
16,765,928	PT Bumi Serpong Damai TBK	2,409,887
29,288,857	PT Lippo Karawaci TBK	3,097,282

		6,872,612

Japan-4.8%
15,000	Daito Trust Construction Co., Ltd. (b)	1,479,578
594,799	Hulic Co., Ltd. (b)	3,766,074
20,000	Kenedix, Inc. (b)	6,244,190
50,000	Mitsubishi Estate Co., Ltd. (b)	1,210,564
130,000	Nomura Real Estate Holdings, Inc. (b)	2,369,840

		15,070,246

Malaysia-0.4%
3,100,591	Aseana Properties, Ltd. (a)	1,232,485

Philippines-3.2%
2,184,000	Ayala Land, Inc.	1,556,741
40,000,000	Megaworld Corp.	3,313,260
35,239,555	SM Development Corp.	5,205,597

		10,075,598

Singapore-4.4%
6,979,000	Banyan Tree Holdings, Ltd. (b)	3,862,655
95,239	CapitaMalls Asia, Ltd.	166,215
3,401,420	Global Logistic Properties, Ltd. (b)	7,585,278
625,000	Keppel Land, Ltd.	2,151,254

		13,765,402

Shares	Security Description	Value

Thailand-4.9%
3,762,300	Central Pattana PCL	$10,755,737
6,320,357	Minor International PCL	4,684,101

		15,439,838

	Total Asia (Cost $126,291,181)	116,611,729

Europe-26.5%

France-1.6%
600,000	Beni Stabili SpA	414,673
154,193	Nexity SA (b)	4,710,676

		5,125,349

Germany-3.9%
250,424	DIC Asset AG (b)	2,900,761
1,099,999	IVG Immobilien AG (a)(b)	3,542,771
7,642,900	Sirius Real Estate, Ltd. (a)(b)	1,906,872
317,573	TAG Immobilien AG (b)	3,852,780

		12,203,184

Norway-0.5%
693,067	BWG Homes ASA (a)(b)	1,604,880

Poland-0.3%
3,265,000	Nanette Real Estate Group NV (a)(c)(e)	848,962

Russia-1.7%
799,367	Mirland Development Corp. PLC (a)(b)	1,771,745
1,724,911	RGI International, Ltd. (a)(b)	3,656,811

		5,428,556

Sweden-1.3%
200,877	JM AB (b)	4,131,061

Turkey-3.7%
5,500,522	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	9,726,581
2,471,294	Sinpas Gayrimenkul Yatirim Ortakligi AS (b)	1,967,199

		11,693,780

United Kingdom-13.5%
674,280	Development Securities PLC (b)	1,785,911
661,270	Great Portland Estates PLC (b)	5,102,287
1,092,084	Londonmetric Property PLC	1,913,911
5,000,713	LXB Retail Properties PLC (b)	9,358,735
5,145,181	Quintain Estates & Development PLC (a)(b)	4,998,158
6,608,407	Regus PLC (b)	12,388,464
1,600,130	Songbird Estates PLC (b)	3,242,047
800,130	Unite Group PLC (b)	3,615,399

		42,404,912

	Total Europe (Cost $93,662,877)	83,440,684

North & South America-40.1%

Brazil-38.0%
307,551	Aliansce Shopping Centers SA	3,992,364
793,138	BHG SA-Brazil Hospitality Group (a)	7,922,020
700,037	BR Malls Participacoes SA	9,062,673
680,298	BR Properties SA	8,831,046
580,200	Brasil Brokers Participacoes SA	1,841,396
400,435	Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,956,800

Shares	Security Description	Value

1,978,408	Direcional Engenharia SA	$14,952,188
400,000	Gafisa SA (a)	998,318
912,132	General Shopping Brasil SA (a)	4,575,890
1,080,302	Iguatemi Empresa de Shopping Centers SA	15,656,472
1,488,500	JHSF Participacoes SA	6,480,676
1,212,612	MRV Engenharia e Participacoes SA	6,941,912
450,400	Multiplan Empreendimentos Imobiliarios SA	13,016,557
3,544,384	PDG Realty SA Empreendimentos e Participacoes	5,624,452
475,394	Sao Carlos Empreendimentos e Participacoes SA	11,504,375
200,000	Sonae Sierra Brasil SA	3,068,270

		119,425,409

Canada-0.0% *
133,000	Lakeview Hotel Investment Corp. (a)	43,671

Mexico-2.1%
1,400,000	Corp. GEO SAB de CV-Series B (a)	1,640,634
327,600	Desarrolladora Homex SAB de C.V.-ADR (a)(b)	4,779,684

		6,420,318

	Total North & South America (Cost $88,245,484)	125,889,398

	Total Common Stocks (Cost $308,199,542)	325,941,811

Equity-Linked Structured Notes-1.9%

Asia-1.9%

India-1.9%
1,190,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	6,163,659

	Total Asia (Cost $3,920,217)	6,163,659

	Total Equity-Linked Structured Notes (Cost $3,920,217)	6,163,659

Investment Companies-0.6%

Asia-0.4%

India-0.4%
7,497,900	Trinity Capital PLC (a)(b)	1,367,542

	Total Asia (Cost $11,924,297)	1,367,542

Europe-0.2%

Turkey-0.2%
920,000	The Ottoman Fund, Ltd. (a)(b)	539,874

	Total Europe (Cost $1,507,548)	539,874

	Total Investment Companies (Cost $13,431,845)	1,907,416

	Total Investments (Cost $325,551,604)-106.2%	334,012,886
	Liabilities in Excess of Other Assets-(6.2)%	(19,596,718)

	TOTAL NET ASSETS 100.0%	$314,416,168

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the outstanding loans.
(c) Illiquid security.
(d) Private placement.
(e) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 5.7% of the Fund’s net assets.
(f) Affiliated issuer.
AB-Aktiebolag is the Swedish equivalent of a term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-99.4%

Apartments-16.0%
31,445	Associated Estates Realty Corp.	$507,837
25,625	AvalonBay Communities, Inc.	3,325,869
34,900	BRE Properties, Inc.	1,775,712
10,000	Camden Property Trust	693,900
68,360	Equity Residential (a)	3,786,460
23,665	Essex Property Trust, Inc. (a)	3,639,204
49,200	Home Properties, Inc. (a)	3,024,324
31,400	UDR, Inc.	750,146

		17,503,452

Diversified-5.6%
26,114	American Assets Trust, Inc.	754,694
88,700	Crombie Real Estate Investment Trust	1,316,182
48,617	Vornado Realty Trust (a)	4,106,192

		6,177,068

Health Care-15.8%
78,772	HCP, Inc.	3,654,233
56,903	Health Care REIT, Inc.	3,575,785
80,047	Omega Healthcare Investors, Inc.	2,046,001
96,200	Sabra Health Care REIT, Inc.	2,413,658
37,333	Senior Housing Properties Trust	899,352
72,212	Ventas, Inc. (a)	4,786,933

		17,375,962

Lodging-3.5%
37,842	Chatham Lodging Trust	596,012
20,303	Chesapeake Lodging Trust	433,469
70,000	DiamondRock Hospitality Co.	638,400
85,000	Host Hotels & Resorts, Inc.	1,427,150
12,000	LaSalle Hotel Properties (a)	327,600
15,000	Pebblebrook Hotel Trust	373,650

		3,796,281

Manufactured Homes-1.0%
14,450	Equity Lifestyle Properties, Inc.	1,034,620

Mortgage & Finance-2.4%
79,232	Apollo Commercial Real Estate Finance, Inc.	1,383,391
50,000	Starwood Property Trust, Inc.	1,282,000

		2,665,391

Office-Industrial Buildings-30.6%
51,528	Alexandria Real Estate Equities, Inc. (a)	3,735,780
58,611	Boston Properties, Inc.	6,170,566
37,671	Coresite Realty Corp.	1,111,295
18,153	Corporate Office Properties Trust (a)	480,328
55,100	Digital Realty Trust, Inc.	3,741,841
136,509	Douglas Emmett, Inc.	3,183,390
40,352	DuPont Fabros Technology, Inc.	953,921
54,473	Kilroy Realty Corp. (a)	2,718,203
29,208	Liberty Property Trust	1,144,077
23,508	Mack-Cali Realty Corp.	638,712
104,700	ProLogis, Inc.	4,177,530
50,551	SL Green Realty Corp. (a)	4,063,290
54,537	STAG Industrial, Inc.	1,075,470

Shares	Security Description	Value

20,600	Terreno Realty Corp.	$344,020

		33,538,423

Retail Centers-19.5%
153,191	CBL & Associates Properties, Inc.	3,292,075
12,100	Federal Realty Investment Trust (a)	1,280,785
76,000	General Growth Properties, Inc.	1,483,520
50,000	Kimco Realty Corp.	1,038,500
57,295	Simon Property Group, Inc. (a)	9,177,513
24,706	Taubman Centers, Inc. (a)	2,013,539
52,428	The Macerich Co. (a)	3,131,000

		21,416,932

Specialized-0.7%
17,012	EPR Properties	797,182

Storage-4.3%
30,765	Public Storage (a)	4,735,656

	Total Real Estate Investment Trusts (Cost $70,302,904)	109,040,967

Common Stocks-1.9%

Lodging-1.1%
20,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,228,200

Office-Industrial Buildings-0.8%
54,000	Brookfield Office Properties, Inc.	888,300

	Total Common Stocks (Cost $1,612,241)	2,116,500

Preferred Stocks-3.8%

Diversified-0.5%
20,000	Winthrop Realty Trust-Series D, 9.250%	552,000

Lodging-1.0%
14,800	LaSalle Hotel Properties-Series G, 7.250%	375,476
30,300	Sunstone Hotel Investors, Inc.-Series A, 8.000%	766,287

		1,141,763

Mortgage & Finance-0.6%
25,200	NorthStar Realty Finance Corp.-Series B, 8.250%	627,480

Net Lease-0.4%
19,630	CapLease, Inc.-Series A, 8.125%	497,620

Retail Centers-1.3%
55,198	CBL & Associates Properties, Inc.-Series D, 7.375%	1,392,094

	Total Preferred Stocks (Cost $3,209,864)	4,210,957

	Total Investments (Cost $75,125,009)-105.1%	115,368,424
	Liabilities in Excess of Other Assets-(5.1)%	(5,627,002)

	TOTAL NET ASSETS 100.0%	$109,741,422

Percentages are stated as a percent of net assets.
(a) All or a portion of the security is available to serve as collateral on the outstanding loans.
REIT-Real Estate Investment Trust

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.0%

Asia-28.7%

China-7.3%
172,857	China State Construction International Holdings, Ltd.	$226,898
500,000	Evergrande Real Estate Group, Ltd.	264,977
2,500,000	Franshion Properties China, Ltd.	921,938
400,000	Guangzhou R&F Properties Co., Ltd.	728,267
500,000	Hopson Development Holdings, Ltd. (a)	1,031,539
1,137,931	Kaisa Group Holdings, Ltd. (a)	384,426
1,000,000	Poly Property Group Co., Ltd. (a)	765,918
600,000	Sunac China Holdings, Ltd.	488,950

		4,812,913

Hong Kong-1.9%
6,967,005	CSI Properties, Ltd.	309,928
60,000	Hongkong Land Holdings, Ltd.	469,800
50,000	Wharf Holdings, Ltd.	441,306

		1,221,034

India-0.9%
389,105	Ascendas India Trust	257,800
620,000	Unitech Corporate Parks PLC (a)	346,620

		604,420

Indonesia-1.5%
33,380,487	PT Bakrieland Development TBK (a)	185,066
3,500,000	PT Ciputra Development TBK	330,596
4,513,514	PT Lippo Karawaci TBK	477,302

		992,964

Japan-5.2%
2,500	Daito Trust Construction Co., Ltd.	246,596
280,000	Hulic Co., Ltd.	1,772,869
2,000	Kenedix, Inc.	624,419
20,000	Mitsubishi Estate Co., Ltd.	484,226
16,000	Nomura Real Estate Holdings, Inc.	291,673

		3,419,783

Malaysia-0.6%
400,000	SP Setia BHD	402,961

Philippines-3.7%
780,000	Ayala Land, Inc.	555,979
5,000,000	Megaworld Corp.	414,157
2,751,363	Robinsons Land Corp.	1,447,196

		2,417,332

Singapore-1.4%
19,048	CapitaMalls Asia, Ltd.	33,243
250,000	Global Logistic Properties, Ltd.	557,508
100,000	Keppel Land, Ltd.	344,201

		934,952

Thailand-6.2%
300,000	Central Pattana PCL	857,646
2,200,000	LPN Development PCL-NVDR	1,600,939

Shares	Security Description	Value

500,000	Minor International PCL	$370,557
1,400,000	Supalai PCL	901,408
569,550	Ticon Industrial Connection PCL	318,963

		4,049,513

	Total Asia (Cost $11,945,310)	18,855,872

Europe-17.1%

France-1.8%
67,000	Affine SA	1,204,478

Germany-5.2%
39,904	DIC Asset AG	462,224
110,000	Patrizia Immobilien AG (a)	977,549
159,090	TAG Immobilien AG	1,930,072

		3,369,845

Italy-0.4%
400,000	Beni Stabili SpA	276,448

Norway-0.1%
38,469	BWG Homes ASA (a)	89,080

Poland-0.4%
40,000	Atrium European Real Estate, Ltd.	247,065

Russia-1.2%
783,674	Raven Russia, Ltd. (a)	789,246

Turkey-2.6%
500,000	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	884,151
1,000,000	Sinpas Gayrimenkul Yatirim Ortakligi AS	796,020

		1,680,171

United Kingdom-5.4%
778,923	LXB Retail Properties PLC	1,457,739
964,231	Quintain Estates & Development PLC (a)	936,678
341,253	Songbird Estates PLC	691,418
100,014	Unite Group PLC	451,914

		3,537,749

	Total Europe (Cost $9,546,051)	11,194,082

North & South America-46.2%

Brazil-21.9%
23,684	Aliansce Shopping Centers SA	307,445
98,241	BHG SA-Brazil Hospitality Group (a)	981,251
84,796	BR Malls Participacoes SA	1,097,768
95,538	BR Properties SA	1,240,192
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (b)(c)	743,515
230,654	Direcional Engenharia SA	1,743,211
100,000	Gafisa SA (a)	249,579
40,000	General Shopping Brasil SA (a)	200,668
144,280	Iguatemi Empresa de Shopping Centers SA	2,091,004
150,000	JHSF Participacoes SA	653,075
28,000	LPS Brasil Consultoria de Imoveis SA	497,753
91,805	MRV Engenharia e Participacoes SA	525,562
80,290	Multiplan Empreendimentos Imobiliarios SA	2,320,380
396,895	PDG Realty SA Empreendimentos e Participacoes	629,818
70,000	Sonae Sierra Brasil SA	1,073,895

		14,355,116

Shares	Security Description	Value

Canada-1.5%
49,146	Brookfield Residential Properties, Inc. (a)(c)	$983,412

Mexico-2.0%
254,825	Corp. GEO SAB de CV-Series B (a)	298,625
70,300	Desarrolladora Homex SAB de C.V.-ADR (a)	1,025,677

		1,324,302

United States-20.8%
1,000	Altisource Asset Management Corp. (a)	125,750
10,000	Altisource Portfolio Solutions SA (a)(c)	878,700
3,333	Altisource Residential Corp.-Class B (a)	59,994
22,493	American Capital Agency Corp. (c)	711,454
25,000	American Capital Mortgage Investment Corp.	652,000
19,852	Apollo Commercial Real Estate Finance, Inc. (c)	346,616
50,000	Brookdale Senior Living, Inc. (a)(c)	1,350,500
40,491	Brookfield Office Properties, Inc. (c)	666,077
25,125	Chatham Lodging Trust (c)	395,719
84,228	DiamondRock Hospitality Co. (c)	768,159
40,000	Excel Trust, Inc. (c)	503,200
5,000	Jones Lang LaSalle, Inc.	460,700
60,771	Ocwen Financial Corp.	2,368,246
6,831	ProLogis, Inc.	272,557
1,923	Simon Property Group, Inc.	308,026
40,000	Starwood Property Trust, Inc.	1,025,600
48,200	TravelCenters of America LLC (a)	369,694
87,912	Two Harbors Investment Corp.	1,091,867
10,440	Vornado Realty Trust (c)	881,762
4,292	Walter Investment Management Corp.	192,324
10,000	Western Asset Mortgage Capital Corp.	216,500

		13,645,445

	Total North & South America (Cost $22,251,284)	30,308,275

	Total Common Stocks (Cost $43,742,645)	60,358,229

Equity-Linked Structured Notes-1.9%

Asia-1.9%

India-1.2%
300,000	Peninsula Land, Ltd.-Macquarie Bank, Ltd.	382,403
50,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	402,848

		785,251

Vietnam-0.7%
301,875	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)(d)	417,680

	Total Asia (Cost $1,542,321)	1,202,931

	Total Equity-Linked Structured Notes (Cost $1,542,321)	1,202,931

Principal Amount

Short-Term Investments-6.1%
$3,997,000	State Street Eurodollar Time Deposit, 0.01%	3,997,000

	Total Short-Term Investments (Cost $3,997,000)	3,997,000

	Total Investments (Cost $49,281,966)-100.0%	65,558,160
	Other Assets in Excess of Liabilities-0.0%*	30,168

	TOTAL NET ASSETS 100.0%	$65,588,328

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.1% of the Fund’s net assets.

(c) All or a portion of the security is available to serve as collateral on the outstanding loans.

(d) Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of January 31, 2013, these securities amounted to a total value of $417,680 which comprised 0.6% of the Fund’s net assets.

ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
BHD-Malaysian equivalent to incorporated.
GDR-Global Depositary Receipt
JSC-Joint Stock Company
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-80.9%

Asia-53.3%

China-23.5%
100,000	China Overseas Grand Oceans Group, Ltd.	$138,484
59,000	China Overseas Land & Investment, Ltd.	183,343
81,000	China Resources Land, Ltd.	245,964
83,857	China State Construction International Holdings, Ltd.	110,074
175,000	Country Garden Holdings Co., Ltd. (a)	93,193
100,000	Evergrande Real Estate Group, Ltd.	52,995
165,000	Franshion Properties China, Ltd.	60,848
200,000	Hopefluent Group Holdings, Ltd.	69,629
264,482	Kaisa Group Holdings, Ltd. (a)	89,350
50,000	Longfor Properties Co., Ltd.	94,128
80,000	Poly Property Group Co., Ltd. (a)	61,273
50,000	Shimao Property Holdings, Ltd.	110,633
150,000	Sunac China Holdings, Ltd.	122,237
200,000	Yuexiu Property Co., Ltd.	71,692

		1,503,843

Hong Kong-3.6%
150,000	Central China Real Estate, Ltd.	56,477
3,000	Cheung Kong Holdings, Ltd.	49,166
1,393,401	CSI Properties, Ltd.	61,985
7,000	Wharf Holdings, Ltd.	61,783

		229,411

India-0.7%
29,474	Ascendas India Trust	19,528
50,000	Unitech Corporate Parks PLC (a)	27,953

		47,481

Indonesia-7.2%
119,000	Lippo Malls Indonesia Retail Trust	50,479
850,000	PT Alam Sutera Realty TBK	67,197
5,000,000	PT Bakrieland Development TBK (a)	27,721
524,659	PT Bumi Serpong Damai TBK	75,413
600,000	PT Ciputra Development TBK	56,674
200,000	PT Lippo Karawaci TBK	21,150
100,000	PT Metropolitan Land TBK	5,852
425,000	PT Summarecon Agung TBK	82,469
500,000	PT Surya Semesta Internusa TBK	71,355

		458,310

Malaysia-0.9%
120,000	Pavilion Real Estate Investment Trust	57,161

Philippines-4.6%
216,000	Ayala Land, Inc.	153,963
500,000	Megaworld Corp.	41,416
236,250	SM Prime Holdings, Inc.	101,851

		297,230

Singapore-0.7%
20,000	Global Logistic Properties, Ltd.	44,601

Thailand-10.6%
170,000	Amata Corp. PCL	116,298

Shares	Security Description	Value

200,000	Asian Property Development PCL	$63,380
30,000	Central Pattana PCL	85,764
90,000	CPN Retail Growth Leasehold Property Fund	59,155
400,000	Hemaraj Land and Development PCL	48,826
40,000	LPN Development PCL-NVDR	29,108
120,000	Minor International PCL	88,934
100,000	Pruksa Real Estate PCL	100,604
90,000	Supalai PCL	57,948
48,125	Ticon Industrial Connection PCL	26,951

		676,968

United Arab Emirates-1.5%
75,000	Emaar Properties PJSC	99,442

	Total Asia (Cost $2,431,967)	3,414,447

Europe-3.2%

Russia-1.2%
56,902	Raven Russia, Ltd. (a)	57,307
8,000	RGI International, Ltd. (a)	16,960

		74,267

Turkey-2.0%
40,000	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	70,732
70,000	Sinpas Gayrimenkul Yatirim Ortakligi AS	55,721

		126,453

	Total Europe (Cost $163,204)	200,720

Middle East/Africa-0.5%

Egypt-0.2%
5,000	Six of October Development & Investment Co. (a)	15,420

South Africa-0.3%
15,000	Capital Property Fund	17,642

	Total Middle East/Africa (Cost $36,416)	33,062

North & South America-23.9%

Argentina-0.4%
3,100	TGLT SA-ADR	25,143

Brazil-20.9%
5,263	Aliansce Shopping Centers SA	68,320
3,962	BHG SA-Brazil Hospitality Group (a)	39,573
16,549	BR Malls Participacoes SA	214,243
11,556	BR Properties SA	150,010
1,591	Cyrela Commercial Properties SA Empreendimentos e Participacoes	19,694
13,624	Direcional Engenharia SA	102,966
4,895	Even Construtora e Incorporadora SA	24,016
5,000	Ez Tec Empreendimentos e Participacoes SA	65,031
45,000	Gafisa SA (a)	112,311
20,838	General Shopping Brasil SA (a)	104,538
8,500	Helbor Empreendimentos SA	49,514
5,000	Iguatemi Empresa de Shopping Centers SA	72,464
22,000	JHSF Participacoes SA	95,784
12,050	MRV Engenharia e Participacoes SA	68,984
45,000	PDG Realty SA Empreendimentos e Participacoes	71,409
1,394	Sao Carlos Empreendimentos e Participacoes SA	33,734
3,000	Sonae Sierra Brasil SA	46,024

		1,338,615

Shares	Security Description	Value

Chile-0.8%
20,000	Parque Arauco SA	$54,530

Mexico-1.8%
10,000	Concentradora Fibra Hotelera Mexicana SA de CV (a)	17,381
40,000	Desarrolladora Homex SAB de CV (a)	97,463

		114,844

	Total North & South America (Cost $1,304,907)	1,533,132

	Total Common Stocks (Cost $3,936,494)	5,181,361

Preferred Stocks-0.7%

Europe-0.7%

Russia-0.7%
20,000	Raven Russia, Ltd., 12.000%	46,034

	Total Europe (Cost $40,518)	46,034

	Total Preferred Stocks (Cost $40,518)	46,034

Equity-Linked Structured Notes-8.3%

Asia-8.3%

China-1.5%

50,000	China Vanke Co., Ltd.-Class A	96,562

India-5.9%
15,000	DFL Ltd. - Macquarie Bank, Ltd.	78,596
10,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (a)	14,448
12,000	Oberoi Realty, Ltd.-Macquarie Bank, Ltd.	65,651
7,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	37,862
8,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	41,436
17,500	Prestige Estates Projects, Ltd.-Macqarie Bank, Ltd.	59,337
10,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	80,570

		377,900

Vietnam-0.9%
43,125	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)	59,669

	Total Asia (Cost $455,995)	534,131

	Total Equity-Linked Structured Notes (Cost $455,995)	534,131

Principal Amount

Convertible Bonds-0.3%

North & South America-0.3%

Brazil-0.3%
$80,000	PDG Realty SA Empreendimentos e Participacoes-Series 8, 17.717%, 9/19/16 (Brazilian Real)(b)	21,694

	Total Convertible Bonds (Cost $28,699)	21,694

Shares

Warrants-0.9%

Asia-0.9%

Thailand-0.9%
14,000	The Erawan Group PCL (a)
	Expiration: December, 2013
	Exercise Price: THB 2.80	986

Shares	Security Description	Value

500,000	Sansiri PCL (a)
	Expiration: January, 2015
	Exercise Price: THB 1.114	$52,984

		53,970

	Total Asia (Cost $38,589)	53,970

	Total Warrants (Cost $38,589)	53,970

Principal Amount

Short-Term Investments-8.1%
$516,000	State Street Eurodollar Time Deposit, 0.01%	516,000

	Total Short-Term Investments (Cost $516,000)	516,000

	Total Investments (Cost $5,016,295)-99.2%	6,353,190
	Other Assets in Excess of Liabilities-0.8%	53,120

	TOTAL NET ASSETS 100.0%	$6,406,310

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.
ADR-American Depositary Receipt
AS-Anonim Sirketi is the Turkish term for joint stock company.
GDR-Global Depositary Receipt
JSC-Joint Stock Company
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PJSC-Public Joint Stock Company
PLC-Public Limited Company
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-89.4%

Asia-16.0%

China-9.8%
1,100,000	Anhui Expressway Co.-Class H	$693,581
2,600,000	Beijing Enterprises Water Group, Ltd.	647,033
800,000	China Everbright International, Ltd.	443,562
57,500	China Mobile, Ltd.	632,430
600,000	China Railway Construction Corp., Ltd.-Class H	650,643
500,972	China State Construction International Holdings, Ltd.	657,593
520,000	COSCO Pacific, Ltd.	846,172
1,650,000	Guangshen Railway Co., Ltd.-Class H	714,857
4,041,000	Tianjin Port Development Holdings, Ltd.	609,636
1,150,000	Yuexiu Transport Infrastructure, Ltd.	636,137

		6,531,644

Indonesia-2.2%
43,000,000	PT Bakrieland Development TBK (a)	238,399
3,000,000	PT Citra Marga Nusaphala Persada TBK	569,815
1,150,000	PT Jasa Marga TBK	649,384

		1,457,598

Japan-2.3%
12,000	East Japan Railway Co.	810,979
17,500	Japan Airlines Co., Ltd. (a)	723,386

		1,534,365

Philippines-1.7%
250,000	International Container Terminal Services, Inc.	467,310
800,000	Manila Water Co., Inc.	705,911

		1,173,221

	Total Asia (Cost $9,348,781)	10,696,828

Europe-25.7%

Austria-0.7%
7,762	Kapsch TrafficCom AG	482,171

France-5.9%
6,500	Aeroports de Paris	536,250
23,000	Eutelsat Communications SA	790,417
52,500	Suez Environnement Co.	695,096
57,000	Veolia Environnement SA	734,939
24,000	Vinci SA	1,222,835

		3,979,537

Germany-5.8%
9,500	Fraport AG Frankfurt Airport Services Worldwide	575,945
34,500	Hamburger Hafen und Logistik AG	852,797
14,500	HeidelbergCement AG	913,332
12,500	Hochtief AG (a)	815,190
9,000	Kabel Deutschland Holding AG	729,791

		3,887,055

Italy-2.0%
38,000	Atlantia SpA	703,259

Shares	Security Description	Value

127,500	Snam Rete Gas SpA	$644,698

		1,347,957

Netherlands-3.0%
19,000	Koninklijke Vopak NV	1,297,392
21,500	Ziggo NV	685,883

		1,983,275

Spain-1.7%
66,000	Abertis Infraestructuras SA	1,130,939

Turkey-1.3%
135,000	TAV Havalimanlari Holding AS	840,512

United Kingdom-5.3%
125,000	Centrica PLC	694,272
82,500	Ferrovial SA	1,322,379
63,000	National Grid PLC	690,933
30,500	Vodafone Group PLC-ADR	833,260

		3,540,844

	Total Europe (Cost $15,465,473)	17,192,290

North & South America-47.7%

Brazil-10.2%
240,000	All America Latina Logistica SA	1,044,920
100,000	CCR SA	1,031,963
20,000	Cia de Saneamento Basico do Estado de Sao Paulo-ADR (b)	890,200
90,000	EcoRodovias Infraestrutura e Logistica SA	796,344
145,000	EDP - Energias do Brasil SA	887,614
75,000	Equatorial Energia SA	706,179
45,000	Mills Estruturas e Servicos de Engenharia SA	757,024
40,000	Tegma Gestao Logistica SA	682,954

		6,797,198

Canada-2.9%
8,500	Canadian Pacific Railway, Ltd.	982,005
22,000	Enbridge, Inc.	967,215

		1,949,220

Chile-0.8%
240,000	E.CL SA	568,249

Colombia-1.1%
8,000	Millicom International Cellular SA-SDR	737,356

Mexico-2.9%
110,000	Empresas ICA SAB de CV-ADR (a)(b)	1,316,700
290,000	OHL Mexico SAB de CV (a)	656,883

		1,973,583

Peru-0.4%
19,977	Cementos Pacasmayo SAA-ADR	268,091

United States-29.4%
14,500	American Tower Corp.	1,104,175
21,000	American Water Works Co., Inc. (b)	803,880
18,500	AT&T, Inc. (b)	643,615
23,000	Atmos Energy Corp.	859,280
43,000	Calpine Corp. (a)(b)	848,390
40,500	Cisco Systems, Inc. (b)	833,085
30,500	CMS Energy Corp.	783,850

Shares	Security Description	Value

22,000	Comcast Corp.-Class A (b)	$837,760
26,700	Corrections Corp. of America	1,011,663
23,000	DISH Network Corp.	857,210
140,000	EnergySolutions, Inc. (a)(b)	536,200
10,500	ITC Holdings Corp. (b)	850,500
17,500	Itron, Inc. (a)(b)	811,825
37,700	MasTec, Inc. (a)(b)	1,066,910
18,000	Northeast Utilities (b)	733,140
48,000	Progressive Waste Solutions, Ltd. (b)	1,066,080
41,776	The Geo Group, Inc. (b)	1,362,733
30,000	The Williams Cos., Inc.	1,051,500
116,800	TravelCenters of America LLC (a)(b)	895,856
8,500	UGI Corp.	299,540
6,000	Union Pacific Corp. (b)	788,760
20,000	World Fuel Services Corp. (b)	862,200
26,000	Xcel Energy, Inc.	722,280
1,052	Zoetis, Inc. (a)	27,352

		19,657,784

	Total North & South America (Cost $25,656,762)	31,951,481

	Total Common Stocks (Cost $50,471,016)	59,840,599

Equity-Linked Structured Notes-0.5%

Asia-0.5%

India-0.5%
155,000	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd.	320,986

	Total Equity-Linked Structured Notes (Cost $326,760)	320,986

Rights-0.0% *

North & South America-0.0% *

Brazil-0.0% *
5,346	Equatorial Energia SA (a)
	Expiration: February 15, 2013
	Exercise Price: BRL 17.78	2,282

		2,282

	Total Rights (Cost $0)	2,282

Principal Amount

Short-Term Investment-8.9%
$5,994,000	State Street Eurodollar Time Deposit, 0.01%	5,994,000

	Total Short-Term Investment (Cost $5,994,000)	5,994,000

	Total Investments (Cost $56,791,776)-98.8%	66,157,867
	Other Assets in Excess of Liabilities-1.2%	787,993

	TOTAL NET ASSETS 100.0%	$66,945,860

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the outstanding loans.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
BRL-Brazilian Real
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAA-Open-Corporations (Sociedades Anonimas Abiertas)
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SDR-Swedish Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.7%

Asia-19.8%

China-10.5%
350	Baidu, Inc.-ADR (a)	$37,905
26,000	Daphne International Holdings, Ltd.	33,525
20,000	Dongfeng Motor Group Co., Ltd.	32,648
14,000	Golden Eagle Retail Group, Ltd.	30,291
26,800	Lianhua Supermarket Holdings Co., Ltd.	26,194
48,000	Springland International Holdings, Ltd.	28,718
1,200	Tencent Holdings, Ltd.	41,994
22,000	Want Want China Holdings, Ltd.	29,162

		260,437

Hong Kong-3.4%
76,000	Hengdeli Holdings, Ltd.	26,753
20,000	Li & Fung, Ltd.	28,213
350,000	REXLot Holdings, Ltd.	30,237

		85,203

Indonesia-3.3%
100,000	PT Erajaya Swasembada TBK (a)	28,748
32,500	PT Indofood CBP Sukses Makmur TBK	26,694
40,000	PT Mitra Adiperkasa TBK	26,283

		81,725

Philippines-1.4%
80,000	SM Prime Holdings, Inc.	34,489

South Korea-1.2%
625	Kia Motors Corp.	29,674

	Total Asia (Cost $490,586)	491,528

Europe-23.6%

Belgium-2.9%
800	Anheuser-Busch InBev NV-ADR (b)	70,880

France-1.9%
1,500	SES SA	45,917

Germany-5.6%
450	Adidas AG	41,824
360	Bayerische Motoren Werke AG	36,245
750	Kabel Deutschland Holding AG	60,816

		138,885

Italy-1.4%
1,800	Yoox SpA (a)	34,388

Netherlands-2.9%
450	Heineken NV	31,644
1,000	Unilever NV	40,463

		72,107

Russia-1.0%
1,525	X5 Retail Group NV-GDR (a)(c)	25,925

Shares	Security Description	Value

Spain-0.8%
150	Inditex SA	$21,019

Switzerland-6.0%
300	Dufry Group (a)	40,976
1,050	Nestle SA	73,727
60	The Swatch Group AG	32,925

		147,628

United Kingdom-1.1%
17,000	Debenhams PLC	27,312

	Total Europe (Cost $452,454)	584,061

North & South America-53.3%

Brazil-9.5%
2,250	Anhanguera Educacional Participacoes SA	43,783
2,200	BR Malls Participacoes SA	28,481
575	Cia Brasileira de Distribuicao Grupo Pao de Acucar-ADR	27,450
2,600	Hypermarcas SA (a)	22,457
1,800	International Meal Co. Holdings SA	24,767
4,400	Magazine Luiza SA	26,515
2,050	Marisa Lojas SA	33,715
1,300	Multiplus SA	27,941

		235,109

Mexico-2.4%
9,000	Grupo Comercial Chedraui SA de CV	31,152
1,000	Grupo Televisa SA-ADR	28,010

		59,162

United States-41.4%
675	Abercrombie & Fitch Co.-Class A	33,750
100	Amazon.com, Inc. (a)	26,550
125	Apple, Inc.	56,914
750	Carnival Corp.	29,040
1,001	CBS Corp.-Class B	41,762
700	Coach, Inc. (b)	35,700
300	Colgate-Palmolive Co. (b)	32,211
1,750	Comcast Corp.-Class A	66,640
800	Dick’s Sporting Goods, Inc.	38,072
2,550	Digital Generation, Inc. (a)	25,526
1,050	Francesca’s Holdings Corp. (a)	29,820
75	Google, Inc.-Class A (a)	56,677
825	Guess?, Inc.	22,349
600	Lumber Liquidators Holdings, Inc. (a)	35,508
500	McDonald’s Corp.	47,645
420	MercadoLibre, Inc.	37,128
425	Michael Kors Holdings, Ltd. (a)	23,855
700	NIKE, Inc.-Class B	37,835
750	PepsiCo, Inc. (b)	54,637
550	Target Corp.	33,226
450	The Procter & Gamble Co.	33,822
400	Ulta Salon Cosmetics & Fragrance, Inc.	39,128
400	VF Corp.	59,032
350	Visa, Inc.-Class A	55,268
800	Yum! Brands, Inc.	51,952

Shares	Security Description	Value

3,400	Zagg, Inc. (a)	$23,528

		1,027,575

	Total North & South America (Cost $1,109,024)	1,321,846

	Total Common Stocks (Cost $2,052,064)	2,397,435

	Total Investments (Cost $2,052,064)-96.7%	2,397,435

	Other Assets in Excess of Liabilities-3.3%	82,375

	TOTAL NET ASSETS 100.0%	$2,479,810

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the outstanding loans.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.0% of the Fund’s net assets.

ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

1.	ORGANIZATION:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- ended management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund, and Alpine Global Consumer Growth Fund are six separate funds of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Consumer Growth Fund are diversified funds. The Alpine Realty Income & Growth Fund is a non-diversified fund. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Funds’ net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. If the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

As of January 31, 2013, the International Real Estate Equity Fund held securities that are fair valued, which comprised 5.7%, of the Fund’s net assets.

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based

Alpine Equity Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	quoted prices in active markets for identical investments.

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2013:

	Valuation Inputs

International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks
Asia	$87,947,930	$15,439,838	$17,223,961	$116,611,729
Europe	82,591,722	-	848,962	83,440,684
North & South America	125,8889,398	-	-	125,889,398
Equity-Linked Structured Notes	-	6,163,659	-	6,163,659
Investment Companies	1,907,416	-	-	1,907,416

Total	$294,336,466	$21,603,497	$18,072,923	$334,012,886

	Valuation Inputs

Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value

Real Estate Investment Trusts	$109,040,967	$-	$-	$109,040,967
Common Stocks	2,116,500	-	-	2,116,500
Preferred Stocks	4,210,957	-	-	4,210,957

Total	$115,368,424	$-	$-	$115,368,424

	Valuation Inputs

Cyclical Advantage Property Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks
Asia	$14,806,359	$4,049,513	$-	$18,855,872
Europe	11,194,082	-	-	11,194,082
North & South America	29,564,760	743,515	-	30,308,275
Equity-Linked Structured Notes	-	1,202,931	-	1,202,931
Short-Term Investments	-	3,997,000	-	3,977,000

Total	$55,565,201	$9,992,959	$-	$65,558,160

Alpine Equity Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

	Valuation Inputs

Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks
Asia	$2,737,479	$676,968	$-	$3,414,447
Europe	200,720	-	-	200,720
Middle East/Africa	33,062	-	-	33,062
North & South America	1,507,989	25,143	-	1,533,132
Preferred Stocks	46,034	-	-	46,034
Equity-Linked Structured Notes	-	534,131	-	534,131
Convertible Bonds	-	21,694	-	21,694
Warrants	-	53,970	-	53,970
Short-Term Investments	-	516,000	-	516,000

Total	$4,525,284	$1,827,906	$-	$6,353,190

	Valuation Inputs

Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks
Asia	$10,696,828	$-	$-	$10,696,828
Europe	17,192,290	-	-	17,192,290
North & South America	31,924,129	27,352	-	31,951,481
Equity-Linked Structured Notes	-	320,986	-	320,986
Rights	2,282	-	-	2,282
Short-Term Investment	-	5,994,000	-	5,994,000

Total	$59,815,529	$6,342,338	$-	$66,157,867

	Valuation Inputs

Other Financial Instruments	Level 1	Level 2	Level 3	Total Value

Liabilities
Forward Currency Contracts	$-	$(385,163)	$-	$(385,163)

Total	$-	$(385,163)	$-	$(385,163)

	Valuation Inputs

Global Consumer Growth Fund *	Level 1	Level 2	Level 3	Total Value

Common Stocks
Asia	$491,528	$-	$-	$491,528
Europe	558,136	25,925	-	584,061
North & South America	1,321,846	-	-	1,321,846

Total	$2,371,510	$25,925	$-	$2,397,435

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund

Balance as of October 31, 2012	$16,621,460
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	1,451,463
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-

Balance as of January 31, 2013	$18,072,923

Change in net unrealized appreciation on Level 3 holdings held at period end	$1,451,463

Alpine Equity Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments, as of October 31, 2012:

International Real Estate Equity Fund

Asset	Fair Value at 1/31/13	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stock	17,223,961	Average of Terminal Value and Price to book value	Liquidity Discount	15%	15%	Fair Value would Decrease
			Adjusted Weighted Average Cost of Capital	13%	13%	Fair Value would Decrease

			Terminal Value Discount	21%	21%	Fair Value would Decrease

Common Stock	848,962	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

The significant unobservable inputs used in the fair value measurement of common stocks and real estate investment trusts are liquidity discounts, market risk and private quotes. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

International Real Estate Equity Fund

Cost of investments	$325,551,604
Gross unrealized appreciation	98,170,242
Gross unrealized depreciation	(89,708,960)

Net unrealized depreciation	$8,461,282

Realty Income & Growth Fund

Cost of investments	$75,125,009
Gross unrealized appreciation	40,528,084
Gross unrealized depreciation	(284,669)

Net unrealized appreciation	$40,243,415

Cyclical Advantage Property Fund

Cost of investments	$49,281,966
Gross unrealized appreciation	18,904,134
Gross unrealized depreciation	(2,627,940)

Net unrealized appreciation	$16,276,194

Alpine Equity Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

Emerging Markets Real Estate Fund

Cost of investments	$5,016,295
Gross unrealized appreciation	1,399,309
Gross unrealized depreciation	(62,414)

Net unrealized appreciation	$1,336,895

Global Infrastructure Fund

Cost of investments	$56,791,776
Gross unrealized appreciation	10,260,778
Gross unrealized depreciation	(894,687)

Net unrealized appreciation	$9,336,091

Global Consumer Growth Fund

Cost of investments	$2,052,064
Gross unrealized appreciation	488,077
Gross unrealized depreciation	(142,706)

Net unrealized appreciation	$345,371

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Distributions to Shareholders: Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Foreign Currency Translation Transactions: The International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund, Global Infrastructure Fund, and Global Consumer Growth Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of the value of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non- U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Alpine Equity Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

Equity-Linked Structured Notes: The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are especially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund held 1, 3, 9 and 1 equity-linked structured notes, respectively, at January 31, 2013.

Forward Currency Contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at January 31, 2013:

Global Infrastructure Fund

Description	Expiration Date	Contracts to Deliver/Receive		Settlement Value	Current Value	Unrealized Gain/(Loss)

Contracts Sold:

Euro	02/06/13	2,600,000	EUR	$3,228,030	$3,530,323	$(302,293)

Euro	02/06/13	650,000	EUR	848,153	882,581	(34,428)

Euro	02/06/13	1,000,000	EUR	1,309,375	1,357,817	(48,442)

					$5,770,721	$(385,163)

Transactions with Affiliates: The following issuers are affiliated with the International Real Estate Equity Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period ended January 31, 2013. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Balance at Oct. 31, 2012	Purchases	Sales	Balance at January 31, 2013	Value at January 31, 2013	Realized Gain (Loss)

Yatra Capital, Ltd.	1,443,695	-	117,864	1,325,831	$6,039,720	$(1,000,574)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 28, 2013

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 28, 2013

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.